SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT/ NOTIONAL AMOUNT	VALUE
	Common Stock — 49.9%
	Automobiles & Components — 0.6%
	Automobiles — 0.6%
	Mercedes-Benz Group AG	5,759	$ 378,514
			378,514
	Banks — 4.1%
	Banks — 4.1%
	BNP Paribas SA	15,756	898,114
	China Construction Bank Corp. Class H	768,600	481,517
	Citigroup, Inc.	9,998	452,209
	First Republic Bank	5,056	616,276
	Regions Financial Corp.	13,694	295,243
			2,743,359
	Capital Goods — 2.8%
	Aerospace & Defense — 1.3%
	L3Harris Technologies, Inc.	4,100	853,661
	Building Products — 0.6%
[a]	Builders FirstSource, Inc.	6,689	433,982
	Machinery — 0.9%
	Otis Worldwide Corp.	7,284	570,410
			1,858,053
	Consumer Services — 2.2%
	Diversified Consumer Services — 1.2%
	Service Corp. International	11,339	783,978
	Hotels, Restaurants & Leisure — 1.0%
[a]	Airbnb, Inc. Class A	3,051	260,860
	Yum China Holdings, Inc.	7,450	419,009
			1,463,847
	Diversified Financials — 1.9%
	Capital Markets — 0.7%
	CME Group, Inc.	2,781	467,653
	Consumer Finance — 1.2%
	Capital One Financial Corp.	5,893	547,813
	SBI Cards & Payment Services Ltd.	26,865	258,178
			1,273,644
	Energy — 4.1%
	Oil, Gas & Consumable Fuels — 4.1%
	Chesapeake Energy Corp.	9,030	852,161
	Enbridge, Inc.	15,067	588,882
	TotalEnergies SE	20,129	1,263,736
			2,704,779
	Food, Beverage & Tobacco — 1.0%
	Food Products — 1.0%
	Nestle SA	5,694	659,769
			659,769
	Insurance — 2.4%
	Insurance — 2.4%
	AIA Group Ltd.	56,600	629,417
	NN Group NV	23,390	955,443
			1,584,860
	Materials — 3.4%
	Chemicals — 2.9%
	Akzo Nobel NV	4,779	320,037
	Linde plc	2,142	698,677
	LyondellBasell Industries NV Class A	10,821	898,468

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT/ NOTIONAL AMOUNT	VALUE
	Metals & Mining — 0.5%
	Teck Resources Ltd. Class B	8,640	$ 326,765
			2,243,947
	Media & Entertainment — 2.7%
	Entertainment — 1.1%
	Nintendo Co. Ltd.	16,900	712,365
	Interactive Media & Services — 1.6%
[a]	Alphabet, Inc. Class A	8,336	735,485
	Tencent Holdings Ltd.	8,200	350,883
			1,798,733
	Pharmaceuticals, Biotechnology & Life Sciences — 4.0%
	Life Sciences Tools & Services — 1.0%
	Thermo Fisher Scientific, Inc.	1,165	641,554
	Pharmaceuticals — 3.0%
	AstraZeneca plc	3,658	496,098
	Merck & Co., Inc.	6,908	766,443
	Roche Holding AG	2,373	745,532
			2,649,627
	Real Estate — 0.7%
	Equity Real Estate Investment Trusts — 0.7%
	Crown Castle, Inc.	3,486	472,841
			472,841
	Retailing — 1.6%
	Internet & Direct Marketing Retail — 0.4%
[a]	MercadoLibre, Inc.	325	275,028
	Specialty Retail — 1.2%
	Home Depot, Inc.	2,406	759,959
			1,034,987
	Semiconductors & Semiconductor Equipment — 3.0%
	Semiconductors & Semiconductor Equipment — 3.0%
	ASML Holding NV	1,530	825,118
	Broadcom, Inc.	1,316	735,815
	Taiwan Semiconductor Manufacturing Co. Ltd.	30,000	437,767
			1,998,700
	Software & Services — 9.0%
	Information Technology Services — 4.3%
[a,b]	Adyen NV	201	277,213
	Mastercard, Inc. Class A	3,140	1,091,872
	Nomura Research Institute Ltd.	18,900	448,594
	Visa, Inc. Class A	4,882	1,014,284
	Software — 4.7%
[a]	Fair Isaac Corp.	984	589,003
	Microsoft Corp.	5,793	1,389,277
	SAP SE	8,156	841,541
[a]	ServiceNow, Inc.	755	293,144
			5,944,928
	Technology Hardware & Equipment — 3.0%
	Communications Equipment — 0.7%
[a]	Calix, Inc.	6,713	459,370
	Electronic Equipment, Instruments & Components — 1.1%
	Keyence Corp.	1,913	749,516
	Technology Hardware, Storage & Peripherals — 1.2%
	Apple, Inc.	6,258	813,102
			2,021,988
	Telecommunication Services — 3.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT/ NOTIONAL AMOUNT	VALUE
	Diversified Telecommunication Services — 1.8%
	Deutsche Telekom AG	27,583	$ 550,309
	Orange SA	68,837	683,885
	Wireless Telecommunication Services — 1.2%
	KDDI Corp.	25,500	773,705
			2,007,899
	Transportation — 0.4%
	Road & Rail — 0.4%
	Canadian Pacific Railway Ltd.	3,950	294,631
			294,631
	Total Common Stock (Cost $31,220,922)		33,135,106
	Asset Backed Securities — 10.7%
	Auto Receivables — 4.6%
[b]	ACC Auto Trust, Series 2022-A Class A, 4.58% due 7/15/2026	$ 328,563	322,444
[b]	ACM Auto Trust, Series 2022-1A Class A, 3.23% due 4/20/2029	98,558	98,305
	CarMax Auto Owner Trust, Series 2021-1 Class A3, 0.34% due 12/15/2025	467,501	450,058
[b]	CPS Auto Receivables Trust, Series 2022-A Class A, 0.98% due 4/16/2029	161,159	158,684
[b]	Exeter Automobile Receivables Trust, Series 2019-3A Class D, 3.11% due 8/15/2025	289,425	283,515
	GM Financial Automobile Leasing Trust, Series 2021-3 Class A2, 0.24% due 12/20/2023	90,574	90,273
	Harley-Davidson Motorcycle Trust, Series 2021-B Class A3, 0.56% due 11/16/2026	600,000	580,699
	Nissan Auto Receivables Owner Trust, Series 2019-C Class A3, 1.93% due 7/15/2024	605,506	603,287
	Santander Drive Auto Receivables Trust, Series 2020-3 Class C, 1.12% due 1/15/2026	263,401	261,022
	Volkswagen Auto Lease Trust, Series 2020-A Class A3, 0.39% due 1/22/2024	228,952	227,630
			3,075,917
	Credit Card — 0.7%
[b]	Mission Lane Credit Card Master Trust, Series 2021-A Class A, 1.59% due 9/15/2026	450,000	435,798
			435,798
	Other Asset Backed — 5.1%
[b]	Amur Equipment Finance Receivables IX LLC, Series 2021-1A Class F, 6.09% due 2/20/2029	600,000	539,040
	Aqua Finance Trust,
[b]	Series 2019-A Class A, 3.14% due 7/16/2040	13,795	12,905
[b]	Series 2019-A Class B, 3.47% due 7/16/2040	200,000	184,042
[b]	Consumer Loan Underlying Bond Credit Trust, Series 2019-P1 Class C, 4.66% due 7/15/2026	271,790	270,366
[b]	Dell Equipment Finance Trust, Series 2020-2 Class A3, 0.57% due 10/23/2023	252,999	250,590
[b,c]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	173,435	107,523
[b]	Foundation Finance Trust, Series 2019-1A Class A, 3.86% due 11/15/2034	32,609	31,997
[b]	FREED ABS Trust, Series 2022-3FP Class A, 4.50% due 8/20/2029	198,358	197,604
[b,d]	Goldman Home Improvement Trust Series 2021-GRN2 Class R, due 6/20/2051	2,000	159,438
[b]	LendingPoint Pass-Through Trust, Series 2022-ST1 Class A, 2.50% due 3/15/2028	177,492	167,350
	Marlette Funding Trust,
[b]	Series 2021-1A Class R, due 6/16/2031	1,200	113,760
[b]	Series 2021-2A Class R, due 9/15/2031	1,150	146,313
[b,d]	Mosaic Solar Loan Trust Series 2021-2A Class R, due 4/22/2047	1,150,000	229,885
[b]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1 Class DT1, 3.011% due 8/15/2053	250,000	240,167
[b,e]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	30,000	28,665
[b]	Sierra Timeshare Receivables Funding LLC, Series 2019-1A Class A, 3.20% due 1/20/2036	16,601	16,130
	Upstart Pass-Through Trust,
[b]	Series 2021-ST4 Class CERT, due 7/20/2027	500,000	187,742
[b]	Series 2021-ST7 Class A, 1.85% due 9/20/2029	211,924	197,357
	Verizon Owner Trust,
	Series 2019-C Class A1A, 1.94% due 4/22/2024	175,769	175,440
	Series 2020-A Class A1A, 1.85% due 7/22/2024	119,673	119,083
			3,375,397
	Student Loan — 0.3%
[b,e]	Navient Private Education Loan Trust, Series 2015-AA Class A2B, 5.518% (LIBOR 1 Month + 1.20%) due 12/15/2028	94,314	94,196
[b]	SMB Private Education Loan Trust, Series 2020-B Class A1A, 1.29% due 7/15/2053	147,125	129,867
			224,063
	Total Asset Backed Securities (Cost $7,878,203)		7,111,175

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT/ NOTIONAL AMOUNT	VALUE
	Corporate Bonds — 6.3%
	Automobiles & Components — 0.4%
	Automobiles — 0.4%
[b]	Hyundai Capital America, 0.875% due 6/14/2024	$ 300,000	$ 280,023
			280,023
	Commercial Services — 0.3%
	Food Products — 0.3%
[b]	Darling Global Finance BV (EUR), 3.625% due 5/15/2026	200,000	208,091
			208,091
	Diversified Financials — 0.2%
	Capital Markets — 0.2%
	Owl Rock Technology Finance Corp.,
	2.50% due 1/15/2027	168,000	136,980
[b]	4.75% due 12/15/2025	11,000	10,044
			147,024
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
[c]	Petroleos Mexicanos, 6.50% due 6/2/2041	200,000	129,814
			129,814
	Food, Beverage & Tobacco — 0.4%
	Tobacco — 0.4%
[b]	Vector Group Ltd., 10.50% due 11/1/2026	251,000	250,039
			250,039
	Health Care Equipment & Services — 0.7%
	Health Care Providers & Services — 0.7%
	Tenet Healthcare Corp., 4.625% due 7/15/2024	500,000	488,680
			488,680
	Insurance — 0.6%
	Insurance — 0.6%
[c]	Pentair Finance Sarl, 5.90% due 7/15/2032	400,000	396,388
			396,388
	Materials — 0.7%
	Metals & Mining — 0.7%
[b]	Compass Minerals International, Inc., 6.75% due 12/1/2027	500,000	482,630
			482,630
	Media & Entertainment — 0.6%
	Media — 0.6%
[b]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 2/1/2031	500,000	401,440
			401,440
	Pharmaceuticals, Biotechnology & Life Sciences — 0.2%
	Life Sciences Tools & Services — 0.2%
[b]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	100,000	100,943
			100,943
	Real Estate — 0.1%
	Equity Real Estate Investment Trusts — 0.1%
	Service Properties Trust, 4.95% due 2/15/2027	40,000	31,528
			31,528
	Semiconductors & Semiconductor Equipment — 0.3%
	Semiconductors & Semiconductor Equipment — 0.3%
[b]	Qorvo, Inc., 3.375% due 4/1/2031	200,000	162,220
			162,220
	Software & Services — 0.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT/ NOTIONAL AMOUNT	VALUE
	Internet Software & Services — 0.3%
[b]	Prosus NV (EUR), 1.288% due 7/13/2029	$ 285,000	$ 230,783
	Software — 0.2%
[b]	GoTo Group, Inc., 5.50% due 9/1/2027	239,000	129,000
			359,783
	Technology Hardware & Equipment — 1.1%
	Office Electronics — 0.3%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	250,000	213,062
	Technology Hardware, Storage & Peripherals — 0.8%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	250,000	246,285
[b,c]	Lenovo Group Ltd., 5.831% due 1/27/2028	300,000	290,244
			749,591
	Total Corporate Bonds (Cost $4,259,618)		4,188,194
	U.S. Treasury Securities — 13.5%
	United States Treasury Notes,
	0.125%, 5/31/2023	1,000,000	981,758
	0.875%, 9/30/2026	1,000,000	887,969
	1.125%, 2/15/2031	1,200,000	978,187
	2.25%, 11/15/2024	550,000	528,172
	3.50%, 2/15/2039	1,300,000	1,222,812
	4.125%, 11/15/2032	550,000	561,000
	United States Treasury Notes Inflationary Index, 0.125%, 7/15/2024 - 2/15/2052	4,299,728	3,765,696
	Total U.S. Treasury Securities (Cost $9,355,398)		8,925,594
	Mortgage Backed — 5.2%
[b,e]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.805% due 1/25/2049	39,437	36,303
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-J1 Class B4, 2.611% due 4/25/2051	100,000	32,586
[b,e]	Series 2021-J1 Class B5, 2.611% due 4/25/2051	100,000	27,067
[b,e]	Series 2021-J1 Class B6, 2.611% due 4/25/2051	99,908	21,774
	COMM Mortgage Trust, CMBS, Series 2015-LC23 Class ASB, 3.598% due 10/10/2048	334,451	323,851
[b,e]	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class A1, 2.206% due 1/25/2067	269,460	224,552
	Federal Home Loan Mtg Corp., Pool SE9046, 3.00% due 12/1/2051	275,123	241,270
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2019-1 Class MA, 3.50% due 7/25/2058	50,714	47,945
	Federal Home Loan Mtg Corp., UMBS Collateral, Pool SD1669, 2.50% due 1/1/2052	291,754	246,899
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	71,851	65,812
	Federal National Mtg Assoc., UMBS Collateral, Pool MA4579, 3.00% due 4/1/2052	239,879	210,590
[b,e]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class B3, 4.027% due 12/25/2049	117,032	96,910
[b,e]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	252,362	227,355
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-NQM2 Class A1, 1.073% due 9/25/2056	233,727	190,068
[b,e]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	350,705	282,615
	JPMorgan Chase Commercial Mortgage Securities Trust, CMBS, Series 2013-LC11 Class A5, 2.96% due 4/15/2046	338,899	336,919
[b,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	52,630	50,972
[b,e]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	315,082	296,307
[e]	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS, Series 2013-C10 Class ASB, 3.912% due 7/15/2046	13,199	13,157
[b,e]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	388,567	354,863
[b,e]	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class B3, 3.693% due 7/25/2048	163,123	136,893
	Total Mortgage Backed (Cost $3,798,878)		3,464,708
	Exchange-Traded Funds — 4.2%
	Invesco DB Agriculture Fund	19,822	399,413
	Invesco DB Base Metals Fund	34,412	669,314
[a]	SPDR Gold Shares Fund	5,318	902,146
[a]	United States Oil Fund LP	12,067	846,017
	Total Exchange-Traded Funds (Cost $2,372,814)		2,816,890

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT/ NOTIONAL AMOUNT	VALUE
	Call Options Purchased — 0.2%
[a]	SPDR Gold Shares Fund Expiration Date: 9/15/2023 Contract Amount: 12,740 Exercise Price: USD 180.00 Contract Party: JPMorgan Chase Bank, N.A.	USD 2,161,214	$ 102,020
	Total Call Options Purchased (Premiums paid $86,377)		102,020
	Total Long-Term Investments — 90.0% (Cost $58,972,210)		59,743,687
	Short-Term Investments — 8.8%
[f]	Thornburg Capital Management Fund	584,774	5,847,735
	Total Short-Term Investments (Cost $5,847,735)		5,847,735
	Total Investments — 98.8% (Cost $64,819,945)		$65,591,422
	Other Assets Less Liabilities — 1.2%		763,428
	Net Assets — 100.0%		$66,354,850

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2022
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Buy	1,093,820	1/30/2023	1,172,902	$ 63,506	$ —
Japanese Yen	MSC	Buy	246,842,000	1/30/2023	1,887,012	181,300	—

Total						$244,806	—

Net unrealized appreciation (depreciation)						$244,806

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Morgan Stanely & Co. Inc. ("MSC").

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022, the aggregate value of these securities in the Fund’s portfolio was $9,404,618, representing 14.17% of the Fund’s net assets.
c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
e	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2022.
f	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
EUR	Denominated in Euro
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
UMBS	Uniform Mortgage Backed Securities
USD	United States Dollar

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Summit Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2022 (Unaudited)

Forward currency contracts are valued by a third-party pricing service provider.
Over-the-counter options are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/22	Dividend Income
Thornburg Capital Mgmt. Fund	$1,326,366	$12,390,178	$(7,868,809)	$-	$-	$5,847,735	$34,771